NOTE 6 - NOTES PAYABLE: Schedule of Debt (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Due to Related Parties	$ 488,311	$ 276,236	$ 866
Debt discount and deferred financing costs	0	0	0
Unsecured Debt A
Due to Related Parties	866	866	866
Unsecured Debt B
Due to Related Parties	0	75,370	0
Unsecured Debt C
Due to Related Parties	157,445	200,000	$ 0
Unsecured Debt D
Due to Related Parties	$ 330,000	$ 0